United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Rebecca L. Harris, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2024

Date of reporting period: March 31, 2024

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.78%
Communication Services - 16.43%
Entertainment - 11.74%
ROBLOX Corp., Class AA	288,873	$11,029,171
Roku, Inc.A	311,345	20,290,354

		31,319,525

Interactive Media & Services - 2.97%
Meta Platforms, Inc., Class A	9,082	4,410,038
Pinterest, Inc., Class AA	101,866	3,531,694

		7,941,732

Media - 1.72%
Trade Desk, Inc., Class AA	52,492	4,588,850

Total Communication Services		43,850,107

Consumer Discretionary - 11.68%
Automobiles - 8.69%
Tesla, Inc.A	131,886	23,184,240

Diversified Consumer Services - 0.03%
2U, Inc.A B	200,581	78,166

Hotels, Restaurants & Leisure - 2.96%
DraftKings, Inc., Class AA	173,980	7,900,432

Total Consumer Discretionary		31,162,838

Financials - 22.50%
Capital Markets - 14.58%
Coinbase Global, Inc., Class AA	101,489	26,906,764
Robinhood Markets, Inc., Class AA	595,465	11,986,710

		38,893,474

Consumer Finance - 0.93%
SoFi Technologies, Inc.A B	340,327	2,484,387

Financial Services - 6.99%
Block, Inc.A	220,645	18,662,154

Total Financials		60,040,015

Health Care - 17.66%
Biotechnology - 12.42%
Beam Therapeutics, Inc.A	111,525	3,684,786
Exact Sciences Corp.A	63,161	4,361,899
Intellia Therapeutics, Inc.A	265,623	7,307,289
Moderna, Inc.A	25,633	2,731,452
Natera, Inc.A	6,581	601,898
Prime Medicine, Inc.A	90,330	632,310
Recursion Pharmaceuticals, Inc., Class AA B	484,068	4,826,158
Twist Bioscience Corp.A	130,918	4,491,797
Veracyte, Inc.A	142,393	3,155,429
Verve Therapeutics, Inc.A	100,711	1,337,442

		33,130,460

Health Care Equipment & Supplies - 0.29%
Cerus Corp.A	413,193	780,935

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.78% (continued)
Health Care - 17.66% (continued)
Health Care Technology - 1.90%
Teladoc Health, Inc.A	336,405	$5,079,715

Life Sciences Tools & Services - 3.05%
10X Genomics, Inc., Class AA	149,049	5,593,809
Pacific Biosciences of California, Inc.A	681,571	2,555,891

		8,149,700

Total Health Care		47,140,810

Industrials - 1.04%
Aerospace & Defense - 1.04%
Archer Aviation, Inc., Class AA B	599,779	2,770,979

Information Technology - 19.62%
IT Services - 0.12%
Twilio, Inc., Class AA	5,201	318,041

Semiconductors & Semiconductor Equipment - 1.30%
Teradyne, Inc.	30,815	3,476,857

Software - 18.20%
PagerDuty, Inc.A	253,738	5,754,778
Palantir Technologies, Inc., Class AA	311,312	7,163,289
UiPath, Inc., Class AA	681,374	15,446,748
Unity Software, Inc.A	328,613	8,773,967
Zoom Video Communications, Inc., Class AA	174,621	11,414,975

		48,553,757

Total Information Technology		52,348,655

Materials - 1.85%
Chemicals - 1.85%
Ginkgo Bioworks Holdings, Inc.A B	4,250,341	4,930,396

Total Common Stocks (Cost $271,291,533)		242,243,800

FOREIGN COMMON STOCKS - 7.91%
Health Care - 5.10%
CRISPR Therapeutics AGA B	199,521	13,599,351

Information Technology - 2.81%
Shopify, Inc., Class AA	97,269	7,506,249

Total Foreign Common Stocks (Cost $12,955,015)		21,105,600

SHORT-TERM INVESTMENTS - 0.25% (Cost $662,037)
Investment Companies - 0.25%
American Beacon U.S. Government Money Market Select Fund, 5.22%C D	662,037	662,037

SECURITIES LENDING COLLATERAL - 7.40% (Cost $19,762,790)
Investment Companies - 7.40%
American Beacon U.S. Government Money Market Select Fund, 5.22%C D	19,762,790	19,762,790

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 106.34% (Cost $304,671,375)	$283,774,227
LIABILITIES, NET OF OTHER ASSETS - (6.34%)	(16,915,044)

TOTAL NET ASSETS - 100.00%	$266,859,183

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2024.
C	7-day yield.
D	The Fund is affiliated by having the same investment advisor.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2024, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$242,243,800	$—	$—	$242,243,800
Foreign Common Stocks	21,105,600	—	—	21,105,600
Short-Term Investments	662,037	—	—	662,037
Securities Lending Collateral	19,762,790	—	—	19,762,790

Total Investments in Securities - Assets	$283,774,227	$—	$—	$283,774,227

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.37%
Communication Services - 14.18%
Entertainment - 10.07%
Lions Gate Entertainment Corp., Class BA	1,169,600	$10,888,976
Walt Disney Co.	91,550	11,202,058

		22,091,034

Interactive Media & Services - 4.11%
Alphabet, Inc., Class CA	59,230	9,018,360

Total Communication Services		31,109,394

Consumer Discretionary - 18.58%
Automobiles - 1.81%
General Motors Co.	87,700	3,977,195

Hotels, Restaurants & Leisure - 5.00%
Penn Entertainment, Inc.A	602,900	10,978,809

Household Durables - 5.08%
Mohawk Industries, Inc.A	85,170	11,147,901

Leisure Products - 4.85%
Topgolf Callaway Brands Corp.A	657,800	10,636,626

Textiles, Apparel & Luxury Goods - 1.84%
Carter’s, Inc.	47,600	4,030,768

Total Consumer Discretionary		40,771,299

Energy - 2.55%
Oil, Gas & Consumable Fuels - 2.55%
Devon Energy Corp.	111,520	5,596,073

Financials - 13.52%
Banks - 5.42%
Bank of America Corp.	314,000	11,906,880

Capital Markets - 3.47%
Nasdaq, Inc.	120,575	7,608,282

Financial Services - 4.63%
Berkshire Hathaway, Inc., Class BA	24,155	10,157,661

Total Financials		29,672,823

Health Care - 17.18%
Health Care Equipment & Supplies - 9.34%
Baxter International, Inc.	247,700	10,586,698
Zimmer Biomet Holdings, Inc.	74,965	9,893,881

		20,480,579

Life Sciences Tools & Services - 3.20%
Avantor, Inc.A	274,500	7,018,965

Pharmaceuticals - 4.64%
Elanco Animal Health, Inc.A	625,700	10,186,396

Total Health Care		37,685,940

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.37% (continued)
Industrials - 13.50%
Aerospace & Defense - 4.79%
L3Harris Technologies, Inc.	49,330	$10,512,223

Electrical Equipment - 4.10%
Sensata Technologies Holding PLC	244,900	8,997,626

Professional Services - 4.61%
SS&C Technologies Holdings, Inc.	157,100	10,112,527

Total Industrials		29,622,376

Information Technology - 12.26%
Communications Equipment - 1.99%
Infinera Corp.A	722,734	4,358,086

Electronic Equipment, Instruments & Components - 4.08%
Corning, Inc.	271,800	8,958,528

Semiconductors & Semiconductor Equipment - 6.19%
Micron Technology, Inc.	115,125	13,572,086

Total Information Technology		26,888,700

Materials - 7.60%
Chemicals - 2.38%
Axalta Coating Systems Ltd.A	151,920	5,224,529

Containers & Packaging - 5.22%
Graphic Packaging Holding Co.	392,700	11,458,986

Total Materials		16,683,515

Total Common Stocks (Cost $183,854,862)		218,030,120

SHORT-TERM INVESTMENTS - 0.94% (Cost $2,066,044)
Investment Companies - 0.94%
American Beacon U.S. Government Money Market Select Fund, 5.22%B C	2,066,044	2,066,044

TOTAL INVESTMENTS - 100.31% (Cost $185,920,906)		220,096,164
LIABILITIES, NET OF OTHER ASSETS - (0.31%)		(683,968)

TOTAL NET ASSETS - 100.00%		$219,412,196

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

PLC - Public Limited Company.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2024, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$218,030,120	$—	$—	$218,030,120
Short-Term Investments	2,066,044	—	—	2,066,044

Total Investments in Securities - Assets	$220,096,164	$—	$—	$220,096,164

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.80%
Communication Services - 14.23%
Entertainment - 14.23%
Atlanta Braves Holdings, Inc., Class CA	59,851	$2,337,780
Lions Gate Entertainment Corp., Class BA	272,726	2,539,079
Madison Square Garden Sports Corp.A	12,343	2,277,530

		7,154,389

Total Communication Services		7,154,389

Consumer Discretionary - 18.22%
Hotels, Restaurants & Leisure - 4.99%
Penn Entertainment, Inc.A	137,800	2,509,338

Household Durables - 5.22%
Mohawk Industries, Inc.A	20,077	2,627,879

Leisure Products - 4.89%
Topgolf Callaway Brands Corp.A	152,200	2,461,074

Specialty Retail - 1.18%
Urban Outfitters, Inc.A	13,627	591,684

Textiles, Apparel & Luxury Goods - 1.94%
Carter’s, Inc.	11,500	973,820

Total Consumer Discretionary		9,163,795

Consumer Staples - 8.79%
Food Products - 8.79%
Ingredion, Inc.	22,113	2,583,904
TreeHouse Foods, Inc.A	47,150	1,836,493

		4,420,397

Total Consumer Staples		4,420,397

Energy - 1.59%
Oil, Gas & Consumable Fuels - 1.59%
Devon Energy Corp.	15,943	800,020

Health Care - 10.04%
Health Care Equipment & Supplies - 5.16%
Envista Holdings Corp.A	50,300	1,075,414
Varex Imaging Corp.A	83,874	1,518,119

		2,593,533

Pharmaceuticals - 4.88%
Elanco Animal Health, Inc.A	150,682	2,453,103

Total Health Care		5,046,636

Industrials - 17.78%
Aerospace & Defense - 4.54%
BWX Technologies, Inc.	22,242	2,282,474

Electrical Equipment - 4.58%
Sensata Technologies Holding PLC	62,638	2,301,320

Professional Services - 8.66%
Dun & Bradstreet Holdings, Inc.	196,600	1,973,864

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.80% (continued)
Industrials - 17.78% (continued)
Professional Services - 8.66% (continued)
SS&C Technologies Holdings, Inc.	37,000	$2,381,690

		4,355,554

Total Industrials		8,939,348

Information Technology - 10.04%
Communications Equipment - 5.06%
Infinera Corp.A	422,023	2,544,799

Semiconductors & Semiconductor Equipment - 4.98%
Ultra Clean Holdings, Inc.A	54,490	2,503,270

Total Information Technology		5,048,069

Materials - 13.11%
Chemicals - 8.28%
Axalta Coating Systems Ltd.A	52,855	1,817,684
Ecovyst, Inc.A	210,474	2,346,785

		4,164,469

Containers & Packaging - 4.83%
Graphic Packaging Holding Co.	83,236	2,428,826

Total Materials		6,593,295

Total Common Stocks (Cost $39,445,668)		47,165,949

EXCHANGE-TRADED INSTRUMENTS - 3.10% (Cost $1,476,407)
Exchange-Traded Funds - 3.10%
SPDR S&P MidCap 400 ETF TrustB	2,800	1,557,920

FOREIGN COMMON STOCKS - 1.93% (Cost $1,768,666)
Materials - 1.93%
Chemicals - 1.93%
Arcadium Lithium PLCA B	224,720	968,543

SHORT-TERM INVESTMENTS - 1.45% (Cost $731,797)
Investment Companies - 1.45%
American Beacon U.S. Government Money Market Select Fund, 5.22%C D	731,797	731,797

SECURITIES LENDING COLLATERAL - 2.30% (Cost $1,154,751)
Investment Companies - 2.30%
American Beacon U.S. Government Money Market Select Fund, 5.22%C D	1,154,751	1,154,751

TOTAL INVESTMENTS - 102.58% (Cost $44,577,289)		51,578,960
LIABILITIES, NET OF OTHER ASSETS - (2.58%)		(1,297,916)

TOTAL NET ASSETS - 100.00%		$50,281,044

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2024.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

ETF - Exchange-Traded Fund.

PLC - Public Limited Company.

SPDR - Standard & Poor’s Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2024, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$47,165,949	$—	$—	$47,165,949
Exchange-Traded Instruments	1,557,920	—	—	1,557,920
Foreign Common Stocks	968,543	—	—	968,543
Short-Term Investments	731,797	—	—	731,797
Securities Lending Collateral	1,154,751	—	—	1,154,751

Total Investments in Securities - Assets	$51,578,960	$—	$—	$51,578,960

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 100.24%
CONVERTIBLE PREFERRED STOCKS - 2.62%
Financials - 0.48%
Financial Services - 0.48%
Apollo Global Management, Inc., 6.750%, Due 07/31/2026	10,692	$685,250

Industrials - 1.00%
Machinery - 1.00%
Chart Industries, Inc., Series B, 6.750%, Due 12/15/2025	21,569	1,424,848

Information Technology - 0.56%
Software - 0.56%
NCR Voyix Corp., Series A, 5.500%, PIK (In-kind rate 5.500%), Due 12/31/2049	767	802,474

Materials - 0.58%
Chemicals - 0.58%
Lyondellbasell Advanced Polymers, Inc., 6.000%, Due 12/31/2049	1,026	836,190

Total Convertible Preferred Stocks (Cost $3,768,608)		3,748,762

PREFERRED STOCKS - 2.73%
Financials - 2.73%
Mortgage Real Estate Investment Trusts (REITs) - 2.73%
AGNC Investment Corp.,
Series E, 6.500%, (3 mo. USD LIBOR + 4.697%)A B	3,313	79,711
Series F, 6.125%, (3 mo. USD LIBOR + 4.993%)A B	25,036	574,826
Annaly Capital Management, Inc., Series I, 6.750%, (3 mo. USD LIBOR + 4.989%)A B	17,520	435,022
Arbor Realty Trust, Inc., Series F, 6.250%, (Secured Overnight Financing Rate + 5.440%)A B	7,915	155,767
Granite Point Mortgage Trust, Inc., Series A, 7.000%, (Secured Overnight Financing Rate + 5.830%)A B	11,578	208,867
MFA Financial, Inc., Series C, 6.500%, (3 mo. USD LIBOR + 5.345%)A B	39,518	876,509
New York Mortgage Trust, Inc.,
Series E, 7.875%, (3 mo. USD LIBOR + 6.429%)A B	1,078	24,762
Series F, 6.875%, (Secured Overnight Financing Rate + 6.130%)A B	23,244	465,345
Redwood Trust, Inc., 10.000%, (5 yr. CMT + 6.278%)A B	7,315	180,388
Rithm Capital Corp.,
Series B, 7.125%, (3 mo. USD LIBOR + 5.640%)A B	2,395	58,486
Series C, 6.375%, (3 mo. USD LIBOR + 4.969%)A B	36,984	836,578

		3,896,261

Total Financials		3,896,261

Total Preferred Stocks (Cost $4,150,395)		3,896,261

	Principal Amount
CONVERTIBLE OBLIGATIONS - 79.75%
Basic Materials - 0.92%
Mining - 0.92%
Century Aluminum Co., 2.750%, Due 5/1/2028C	$911,000	920,565
MP Materials Corp., 0.250%, Due 4/1/2026D	452,000	396,630

		1,317,195

Total Basic Materials		1,317,195

Communications - 9.77%
Internet - 4.95%
Airbnb, Inc., Due 3/15/2026C E	791,000	735,569
Cardlytics, Inc., 4.250%, Due 4/1/2029D	542,000	591,458
Perficient, Inc., 0.125%, Due 11/15/2026C	1,482,000	1,277,220
Snap, Inc., Due 5/1/2027C E	2,347,000	1,892,386

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 100.24% (continued)
CONVERTIBLE OBLIGATIONS - 79.75% (continued)
Communications - 9.77% (continued)
Internet - 4.95% (continued)
Upwork, Inc., 0.250%, Due 8/15/2026C	$326,000	$284,239
Wayfair, Inc., 1.000%, Due 8/15/2026C	1,485,000	1,370,804
Ziff Davis, Inc., 1.750%, Due 11/1/2026	959,000	907,406

		7,059,082

Media - 4.82%
Cable One, Inc., 1.125%, Due 3/15/2028C	2,626,000	1,971,076
Liberty Media Corp., 3.750%, Due 3/15/2028C	2,251,000	2,756,349
Sphere Entertainment Co., 3.500%, Due 12/1/2028C D	1,387,000	2,155,953

		6,883,378

Total Communications		13,942,460

Consumer, Cyclical - 6.97%
Airlines - 1.03%
American Airlines Group, Inc., 6.500%, Due 7/1/2025C	1,268,000	1,469,612

Entertainment - 2.56%
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029	1,642,000	1,969,415
Marriott Vacations Worldwide Corp., 3.250%, Due 12/15/2027C	1,801,000	1,689,338

		3,658,753

Leisure Time - 1.57%
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051C D F	2,388,000	2,240,183

Lodging - 0.31%
Marcus Corp., 5.000%, Due 9/15/2025C	309,000	443,415

Retail - 1.50%
Cheesecake Factory, Inc., 0.375%, Due 6/15/2026C	2,405,000	2,140,316

Total Consumer, Cyclical		9,952,279

Consumer, Non-Cyclical - 14.72%
Agriculture - 0.58%
Turning Point Brands, Inc., 2.500%, Due 7/15/2024	857,000	833,439

Biotechnology - 1.62%
Bridgebio Pharma, Inc., 2.250%, Due 2/1/2029C	1,350,000	1,099,371
Halozyme Therapeutics, Inc., 0.250%, Due 3/1/2027C	1,372,000	1,214,011

		2,313,382

Commercial Services - 2.80%
Affirm Holdings, Inc., Due 11/15/2026E	1,672,000	1,383,580
Block, Inc., 0.250%, Due 11/1/2027C	1,422,000	1,185,237
Chegg, Inc., 0.125%, Due 3/15/2025C	1,525,000	1,420,538

		3,989,355

Cosmetics/Personal Care - 1.10%
Beauty Health Co., 1.250%, Due 10/1/2026C D	1,914,000	1,570,628

Health Care - Products - 4.43%
CONMED Corp., 2.250%, Due 6/15/2027C	1,559,000	1,424,614
Enovis Corp., 3.875%, Due 10/15/2028D	1,193,000	1,526,444
Haemonetics Corp., Due 3/1/2026C E	1,377,000	1,264,224

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 100.24% (continued)
CONVERTIBLE OBLIGATIONS - 79.75% (continued)
Consumer, Non-Cyclical - 14.72% (continued)
Health Care - Products - 4.43% (continued)
Integer Holdings Corp., 2.125%, Due 2/15/2028	$1,466,000	$2,115,438

		6,330,720

Pharmaceuticals - 4.19%
Coherus Biosciences, Inc., 1.500%, Due 4/15/2026C	999,000	637,116
Collegium Pharmaceutical, Inc., 2.875%, Due 2/15/2029C	1,720,000	2,140,540
Jazz Investments I Ltd., 1.500%, Due 8/15/2024C	1,147,000	1,128,074
Mirum Pharmaceuticals, Inc., 4.000%, Due 5/1/2029C D	977,000	1,100,981
Revance Therapeutics, Inc., 1.750%, Due 2/15/2027C	1,339,000	974,123

		5,980,834

Total Consumer, Non-Cyclical		21,018,358

Diversified - 2.29%
Holding Companies - Diversified - 2.29%
RWT Holdings, Inc., 5.750%, Due 10/1/2025	3,394,000	3,275,373

Energy - 2.24%
Energy - Alternate Sources - 2.24%
NextEra Energy Partners LP, Due 6/15/2024D E	1,677,000	1,651,845
Sunnova Energy International, Inc.,
0.250%, Due 12/1/2026C	1,003,000	507,518
2.625%, Due 2/15/2028	819,000	329,606
Sunrun, Inc., 4.000%, Due 3/1/2030C D	715,000	711,234

		3,200,203

Total Energy		3,200,203

Financial - 19.78%
Diversified Financial Services - 6.37%
Coinbase Global, Inc., 0.250%, Due 4/1/2030C D	330,000	347,628
EZCORP, Inc.,
2.375%, Due 5/1/2025	594,000	584,414
3.750%, Due 12/15/2029D	463,000	558,520
LendingTree, Inc., 0.500%, Due 7/15/2025C	2,292,000	2,123,080
SoFi Technologies, Inc., Due 10/15/2026C D E	2,528,000	2,157,648
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	1,893,000	1,477,676
WisdomTree, Inc., 5.750%, Due 8/15/2028C	1,599,000	1,850,842

		9,099,808

Real Estate - 0.42%
Realogy Group LLC/Realogy Co-Issuer Corp., 0.250%, Due 6/15/2026C	756,000	599,130

REITS - 12.99%
Arbor Realty Trust, Inc., 7.500%, Due 8/1/2025	851,000	833,725
Blackstone Mortgage Trust, Inc., 5.500%, Due 3/15/2027	1,222,000	1,096,745
HAT Holdings I LLC/HAT Holdings II LLC, Due 5/1/2025D E	2,020,000	2,063,026
MFA Financial, Inc., 6.250%, Due 6/15/2024	3,420,000	3,411,450
Pebblebrook Hotel Trust, 1.750%, Due 12/15/2026C	2,161,000	1,938,201
PennyMac Corp.,
5.500%, Due 11/1/2024	2,508,000	2,470,380
5.500%, Due 3/15/2026	1,138,000	1,079,734
Summit Hotel Properties, Inc., 1.500%, Due 2/15/2026C	1,921,000	1,710,650
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	2,776,000	2,623,320

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 100.24% (continued)
CONVERTIBLE OBLIGATIONS - 79.75% (continued)
Financial - 19.78% (continued)
REITS - 12.99% (continued)
Uniti Fiber Holdings, Inc., 4.000%, Due 6/15/2024D	$1,340,000	$1,317,247

		18,544,478

Total Financial		28,243,416

Industrial - 5.08%
Aerospace/Defense - 0.50%
Kaman Corp., 3.250%, Due 5/1/2024C	719,000	717,261

Electronics - 0.55%
Mesa Laboratories, Inc., 1.375%, Due 8/15/2025C	838,000	787,718

Metal Fabricate/Hardware - 0.73%
Xometry, Inc., 1.000%, Due 2/1/2027C	1,376,000	1,045,037

Transportation - 2.17%
Air Transport Services Group, Inc., 3.875%, Due 8/15/2029C D	2,173,000	1,797,695
CryoPort, Inc., 0.750%, Due 12/1/2026C D	1,475,000	1,297,987

		3,095,682

Trucking & Leasing - 1.13%
Greenbrier Cos., Inc., 2.875%, Due 4/15/2028C	1,447,000	1,603,710

Total Industrial		7,249,408

Technology - 14.57%
Computers - 3.64%
3D Systems Corp., Due 11/15/2026E	816,000	636,335
Lumentum Holdings, Inc., 0.500%, Due 12/15/2026C	1,380,000	1,210,722
Mitek Systems, Inc., 0.750%, Due 2/1/2026C	923,000	919,636
Super Micro Computer, Inc., Due 3/1/2029C D E	247,000	274,042
Western Digital Corp., 3.000%, Due 11/15/2028C D	1,467,000	2,149,889

		5,190,624

Software - 10.93%
Alteryx, Inc., 0.500%, Due 8/1/2024	495,000	490,446
Bentley Systems, Inc., 0.375%, Due 7/1/2027C	1,284,000	1,151,536
CSG Systems International, Inc., 3.875%, Due 9/15/2028C D	728,000	716,422
Dayforce, Inc., 0.250%, Due 3/15/2026C	1,599,000	1,463,085
DigitalOcean Holdings, Inc., Due 12/1/2026E	1,133,000	949,567
Envestnet, Inc., 2.625%, Due 12/1/2027C	1,520,000	1,605,880
Evolent Health, Inc., 3.500%, Due 12/1/2029C D	1,245,000	1,428,015
i3 Verticals LLC, 1.000%, Due 2/15/2025C	1,044,000	1,000,152
Jamf Holding Corp., 0.125%, Due 9/1/2026C	1,452,000	1,295,039
MicroStrategy, Inc., Due 2/15/2027C E	854,000	1,162,550
Progress Software Corp., 3.500%, Due 3/1/2030C D	714,000	722,925
Splunk, Inc., 1.125%, Due 6/15/2027	1,368,000	1,364,306
Veradigm, Inc., 0.875%, Due 1/1/2027	451,000	470,168
Verint Systems, Inc., 0.250%, Due 4/15/2026C	1,904,000	1,785,000

		15,605,091

Total Technology		20,795,715

Utilities - 3.41%
Electric - 3.41%
CenterPoint Energy, Inc., 4.250%, Due 8/15/2026D	415,000	411,058
Duke Energy Corp., 4.125%, Due 4/15/2026C D	1,305,000	1,289,340
NRG Energy, Inc., 2.750%, Due 6/1/2048C F	821,000	1,358,344

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 100.24% (continued)
CONVERTIBLE OBLIGATIONS - 79.75% (continued)
Utilities - 3.41% (continued)
Electric - 3.41% (continued)
PG&E Corp., 4.250%, Due 12/1/2027C D	$1,804,000	$1,812,118

		4,870,860

Total Utilities		4,870,860

Total Convertible Obligations (Cost $112,863,806)		113,865,267

FOREIGN CONVERTIBLE OBLIGATIONS - 2.63%
Basic Materials - 1.68%
Mining - 1.68%
Equinox Gold Corp., 4.750%, Due 10/15/2028C D	1,282,000	1,491,927
SSR Mining, Inc., 2.500%, Due 4/1/2039C F	1,020,000	910,350

		2,402,277

Communications - 0.29%
Media - 0.29%
Liberty Latin America Ltd., 2.000%, Due 7/15/2024	426,000	413,433

Energy - 0.66%
Oil & Gas - 0.66%
Kosmos Energy Ltd., 3.125%, Due 3/15/2030C D	855,000	935,798

Total Foreign Convertible Obligations (Cost $3,496,108)		3,751,508

	Shares
EXCHANGE-TRADED INSTRUMENTS - 0.38% (Cost $528,861)
Exchange-Traded Funds - 0.38%
ProShares Short 20+ Year Treasury	23,300	540,327

SHORT-TERM INVESTMENTS - 12.13% (Cost $17,322,635)
Investment Companies - 12.13%
American Beacon U.S. Government Money Market Select Fund, 5.22%G H	17,322,635	17,322,635

TOTAL SECURITIES HELD LONG (Cost $142,130,413)		143,124,760

SECURITIES SOLD SHORT - (21.00%)
COMMON STOCKS - (21.00%)
Communication Services - (3.87%)
Entertainment - (2.27%)
Live Nation Entertainment, Inc.I	(11,347)	(1,200,172)
Marcus Corp.	(25,462)	(363,088)
Sphere Entertainment Co.I	(34,375)	(1,687,125)

		(3,250,385)

Interactive Media & Services - (0.20%)
Snap, Inc., Class AI	(1,737)	(19,941)
TripAdvisor, Inc.I	(1,916)	(53,246)
Ziff Davis, Inc.I	(3,333)	(210,112)

		(283,299)

Media - (1.40%)
Cable One, Inc.	(46)	(19,464)
Cardlytics, Inc.I	(18,034)	(261,313)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (21.00%) (continued)
COMMON STOCKS - (21.00%) (continued)
Communication Services - (3.87%) (continued)
Media - (1.40%) (continued)
Liberty Media Corp.-Liberty SiriusXM, Class AI J	(57,848)	$(1,718,085)

		(1,998,862)

Total Communication Services		(5,532,546)

Consumer Discretionary - (0.68%)
Hotels, Restaurants & Leisure - (0.51%)
Airbnb, Inc., Class AI	(805)	(132,793)
Cheesecake Factory, Inc.	(5,626)	(203,380)
Marriott Vacations Worldwide Corp.	(3,616)	(389,551)

		(725,724)

Specialty Retail - (0.17%)
Wayfair, Inc., Class AI	(3,569)	(242,264)

Total Consumer Discretionary		(967,988)

Consumer Staples - (0.03%)
Personal Products - (0.03%)
Beauty Health Co.I	(8,741)	(38,810)

Energy - (0.36%)
Oil, Gas & Consumable Fuels - (0.36%)
Kosmos Energy Ltd.I	(85,139)	(507,428)

Financials - (1.66%)
Capital Markets - (0.86%)
Coinbase Global, Inc., Class AI	(685)	(181,607)
WisdomTree, Inc.	(113,199)	(1,040,299)

		(1,221,906)

Consumer Finance - (0.36%)
EZCORP, Inc., Class AI	(33,318)	(377,493)
SoFi Technologies, Inc.I	(18,614)	(135,882)

		(513,375)

Financial Services - (0.44%)
Apollo Global Management, Inc.	(4,677)	(525,929)
Block, Inc.I	(935)	(79,082)
I3 Verticals, Inc., Class AI	(1,174)	(26,873)

		(631,884)

Total Financials		(2,367,165)

Health Care - (4.63%)
Biotechnology - (0.76%)
Bridgebio Pharma, Inc.I	(5,014)	(155,033)
Coherus Biosciences, Inc.I	(19,348)	(46,242)
Halozyme Therapeutics, Inc.I	(6,608)	(268,813)
Mirum Pharmaceuticals, Inc.I	(24,603)	(618,027)

		(1,088,115)

Health Care Equipment & Supplies - (2.16%)
CONMED Corp.	(3,612)	(289,249)
Enovis Corp.I	(16,321)	(1,019,247)
Haemonetics Corp.I	(1,183)	(100,969)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (21.00%) (continued)
COMMON STOCKS - (21.00%) (continued)
Health Care - (4.63%) (continued)
Health Care Equipment & Supplies - (2.16%) (continued)
Integer Holdings Corp.I	(14,374)	$(1,677,158)

		(3,086,623)

Health Care Technology - (0.60%)
Evolent Health, Inc., Class AI	(24,780)	(812,536)
Veradigm, Inc.I	(5,096)	(39,239)

		(851,775)

Life Sciences Tools & Services - 0.00%
Mesa Laboratories, Inc.	(57)	(6,255)

Pharmaceuticals - (1.11%)
Collegium Pharmaceutical, Inc.I	(39,143)	(1,519,531)
Revance Therapeutics, Inc.I	(12,408)	(61,048)

		(1,580,579)

Total Health Care		(6,613,347)

Industrials - (2.74%)
Air Freight & Logistics - (0.31%)
Air Transport Services Group, Inc.I	(32,536)	(447,695)

Electrical Equipment - (0.21%)
Sunrun, Inc.I	(22,880)	(301,559)

Machinery - (1.37%)
Chart Industries, Inc.I	(6,860)	(1,129,979)
Greenbrier Cos., Inc.	(15,850)	(825,785)

		(1,955,764)

Passenger Airlines - (0.46%)
American Airlines Group, Inc.I	(42,232)	(648,261)

Professional Services - (0.29%)
CSG Systems International, Inc.	(5,089)	(262,287)
Dayforce, Inc.I	(2,259)	(149,568)
Upwork, Inc.I	(326)	(3,997)

		(415,852)

Trading Companies & Distributors - (0.10%)
Xometry, Inc., Class AI	(8,577)	(144,866)

Total Industrials		(3,913,997)

Information Technology - (3.46%)
Communications Equipment - (0.14%)
Lumentum Holdings, Inc.I	(4,092)	(193,756)

IT Services - (0.07%)
Perficient, Inc.I	(1,660)	(93,442)

Software - (2.15%)
Bentley Systems, Inc., Class B	(5,804)	(303,085)
Envestnet, Inc.I	(12,208)	(706,965)
Jamf Holding Corp.I	(4,952)	(90,869)
MicroStrategy, Inc., Class AI	(478)	(814,780)
Mitek Systems, Inc.I	(18,086)	(255,013)
NCR Voyix Corp.I	(25,232)	(318,680)
Progress Software Corp.	(5,807)	(309,571)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (21.00%) (continued)
COMMON STOCKS - (21.00%) (continued)
Information Technology - (3.46%) (continued)
Software - (2.15%) (continued)
Verint Systems, Inc.I	(8,379)	$(277,764)

		(3,076,727)

Technology Hardware, Storage & Peripherals - (1.10%)
Super Micro Computer, Inc.I	(117)	(118,173)
Western Digital Corp.I	(21,369)	(1,458,221)

		(1,576,394)

Total Information Technology		(4,940,319)

Materials - (1.16%)
Metals & Mining - (1.16%)
Century Aluminum Co.I	(37,695)	(580,126)
Equinox Gold Corp.I	(163,413)	(983,746)
MP Materials Corp.I	(2,034)	(29,086)
SSR Mining, Inc.	(15,688)	(69,969)

		(1,662,927)

Total Materials		(1,662,927)

Real Estate - (0.66%)
Hotel & Resort REITs - (0.64%)
Pebblebrook Hotel Trust	(39,501)	(608,710)
Summit Hotel Properties, Inc.	(46,196)	(300,736)

		(909,446)

Real Estate Management & Development - (0.02%)
Anywhere Real Estate, Inc.I	(4,631)	(28,620)

Total Real Estate		(938,066)

Utilities - (1.75%)
Electric Utilities - (1.54%)
Duke Energy Corp.	(3,117)	(301,445)
NRG Energy, Inc.	(18,646)	(1,262,148)
PG&E Corp.	(38,086)	(638,321)

		(2,201,914)

Independent Power & Renewable Electricity Producers - (0.15%)
Sunnova Energy International, Inc.I	(33,867)	(207,605)

Multi-Utilities - (0.06%)
CenterPoint Energy, Inc.	(3,021)	(86,068)

Total Utilities		(2,495,587)

TOTAL COMMON STOCKS (Proceeds $(25,485,180))		(29,978,180)

TOTAL SECURITIES SOLD SHORT (Proceeds $(25,485,180))		(29,978,180)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 100.24% (Cost $142,130,413)		143,124,760
TOTAL SECURITIES SOLD SHORT - (21.00%) (Proceeds $(25,485,180))		(29,978,180)
OTHER ASSETS, NET OF LIABILITIES - 20.76%		29,633,516

NET ASSETS - 100.00%		$142,780,096

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

Percentages are stated as a percent of net assets.

A	A type of Preferred Stock that has no maturity date.
B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2024.

C	This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $80,384,591 or 56.30% of net assets.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $32,716,641 or 22.91% of net assets. The Fund has no right to demand registration of these securities.

E	Zero coupon bond.
F	Callable security.
G	7-day yield.
H	The Fund is affiliated by having the same investment advisor.
I	Non-income producing security.
J

Tracking Stock - A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2024, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Convertible Preferred Stocks	$—	$3,748,762	$—	$3,748,762
Preferred Stocks	2,885,894	1,010,367	—	3,896,261
Convertible Obligations	—	113,865,267	—	113,865,267
Foreign Convertible Obligations	—	3,751,508	—	3,751,508
Exchange-Traded Instruments	540,327	—	—	540,327
Short-Term Investments	17,322,635	—	—	17,322,635

Total Investments in Securities - Assets	$20,748,856	$122,375,904	$—	$143,124,760

Liabilities
Common Stocks (Sold Short)	$(29,978,180)	$—	$—	$(29,978,180)

Total Investments in Securities - Liabilities	(29,978,180)	—	—	(29,978,180)

Total Investments in Securities	$(9,229,324)	$122,375,904	$—	$113,146,580

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Principal Amount*			Fair Value
CORPORATE OBLIGATIONS - 7.24%
Communications - 0.45%
Telecommunications - 0.45%
Consolidated Communications, Inc., 5.000%, Due 10/1/2028A	$		185,000	$154,077
T-Mobile USA, Inc., 5.050%, Due 7/15/2033			640,000	633,086

				787,163

Total Communications				787,163

Consumer, Cyclical - 1.49%
Airlines - 0.22%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, Due 4/20/2029A			400,000	393,510

Auto Manufacturers - 0.82%
Ford Motor Credit Co. LLC,
5.800%, Due 3/5/2027			360,000	361,349
6.050%, Due 3/5/2031			200,000	201,686
General Motors Co., 5.600%, Due 10/15/2032			415,000	420,313
Stellantis NV, 4.250%, Due 6/16/2031B		EUR	400,000	448,976

				1,432,324

Auto Parts & Equipment - 0.45%
American Axle & Manufacturing, Inc., 5.000%, Due 10/1/2029			610,000	549,555
Titan International, Inc., 7.000%, Due 4/30/2028			245,000	241,753

				791,308

Total Consumer, Cyclical				2,617,142

Consumer, Non-Cyclical - 1.40%
Commercial Services - 0.45%
United Rentals North America, Inc.,
6.000%, Due 12/15/2029A			590,000	593,974
6.125%, Due 3/15/2034A			200,000	200,305

				794,279

Food - 0.24%
General Mills, Inc., 4.950%, Due 3/29/2033			430,000	425,610

Health Care - Services - 0.36%
HCA, Inc.,
3.500%, Due 9/1/2030			115,000	104,041
5.500%, Due 6/1/2033			520,000	522,459

				626,500

Pharmaceuticals - 0.35%
CVS Health Corp., 5.300%, Due 6/1/2033			330,000	330,929
Prestige Brands, Inc., 5.125%, Due 1/15/2028A			280,000	272,753

				603,682

Total Consumer, Non-Cyclical				2,450,071

Energy - 2.48%
Pipelines - 2.33%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, Due 6/15/2029A			425,000	408,675
EnLink Midstream LLC,
5.625%, Due 1/15/2028A			424,000	419,766
5.375%, Due 6/1/2029			500,000	490,627
Hess Midstream Operations LP,
5.125%, Due 6/15/2028A			400,000	386,740

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Principal Amount*			Fair Value
CORPORATE OBLIGATIONS - 7.24% (continued)
Energy - 2.48% (continued)
Pipelines - 2.33% (continued)
Hess Midstream Operations LP, (continued)
5.500%, Due 10/15/2030A	$		340,000	$329,365
Kinetik Holdings LP,
6.625%, Due 12/15/2028A			100,000	101,778
5.875%, Due 6/15/2030A			300,000	293,594
Plains All American Pipeline LP/PAA Finance Corp., 3.800%, Due 9/15/2030			330,000	302,410
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.375%, Due 2/15/2029A			425,000	427,178
Targa Resources Corp., 6.125%, Due 3/15/2033			280,000	292,263
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031			650,000	621,799

				4,074,195

Water - 0.15%
Solaris Midstream Holdings LLC, 7.625%, Due 4/1/2026A			265,000	267,879

Total Energy				4,342,074

Financial - 0.66%
Diversified Financial Services - 0.66%
Burford Capital Global Finance LLC,
6.250%, Due 4/15/2028A			210,000	204,510
9.250%, Due 7/1/2031A			200,000	211,760
Encore Capital Group, Inc.,
5.375%, Due 2/15/2026A		GBP	400,000	492,168
9.250%, Due 4/1/2029A			240,000	245,913

				1,154,351

Total Financial				1,154,351

Industrial - 0.39%
Aerospace/Defense - 0.39%
Howmet Aerospace, Inc.,
5.900%, Due 2/1/2027			400,000	405,810
3.000%, Due 1/15/2029			300,000	270,829

				676,639

Total Industrial				676,639

Technology - 0.37%
Software - 0.37%
MSCI, Inc.,
3.875%, Due 2/15/2031A			450,000	401,483
3.250%, Due 8/15/2033A			300,000	247,041

				648,524

Total Technology				648,524

Total Corporate Obligations (Cost $12,625,945)				12,675,964

FOREIGN CORPORATE OBLIGATIONS - 48.60%
Basic Materials - 0.33%
Chemicals - 0.33%
Sociedad Quimica y Minera de Chile SA,
6.500%, Due 11/7/2033B			200,000	209,330
6.500%, Due 11/7/2033A			200,000	209,330

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 48.60% (continued)
Basic Materials - 0.33% (continued)
Chemicals - 0.33% (continued)
UPL Corp. Ltd., 5.250%, Due 2/27/2025, (5 yr. CMT + 3.865%)B C D	$		230,000	$155,319

				573,979

Total Basic Materials				573,979

Communications - 2.33%
Advertising - 0.05%
Summer BC Holdco A SARL, 9.250%, Due 10/31/2027B		EUR	90,105	94,439

Media - 0.40%
Virgin Media Secured Finance PLC, 5.250%, Due 5/15/2029A		GBP	600,000	694,750

Telecommunications - 1.88%
Altice France SA, 5.500%, Due 1/15/2028A			200,000	142,426
America Movil SAB de CV, 5.000%, Due 10/27/2026		GBP	330,000	416,493
Network i2i Ltd., 3.975%, Due 3/3/2026, (5 yr. CMT + 3.390%)A C D			300,000	284,735
Orange SA, 3.625%, Due 11/16/2031B		EUR	400,000	442,271
Sable International Finance Ltd., 5.750%, Due 9/7/2027A			386,000	372,038
Telefonica Europe BV, 6.750%, Due 6/7/2031, (8 yr. EUR Swap + 3.615%)B C D		EUR	400,000	467,142
Telesat Canada/Telesat LLC, 6.500%, Due 10/15/2027A			716,000	300,720
Vodafone Group PLC, 4.875%, Due 10/3/2078, (5 Yr. GBP Swap + 3.267%)B D		GBP	600,000	742,205
Vodafone International Financing DAC, 3.250%, Due 3/2/2029B		EUR	120,000	129,427

				3,297,457

Total Communications				4,086,646

Consumer, Cyclical - 2.20%
Auto Manufacturers - 0.54%
Jaguar Land Rover Automotive PLC, 4.500%, Due 7/15/2028A		EUR	300,000	321,234
Volkswagen International Finance NV, 4.625%, Due 6/27/2028, (10 yr. EUR Swap + 3.982%)B C D		EUR	600,000	629,509

				950,743

Auto Parts & Equipment - 0.22%
Nemak SAB de CV, 2.250%, Due 7/20/2028B		EUR	400,000	382,971

Entertainment - 0.66%
CPUK Finance Ltd., 5.876%, Due 8/28/2027B		GBP	600,000	764,999
Inter Media & Communication SpA, 6.750%, Due 2/9/2027B		EUR	250,000	263,636
Pinewood Finance Co. Ltd., 3.250%, Due 9/30/2025B		GBP	100,000	123,722

				1,152,357

Home Builders - 0.40%
Maison Finco PLC, 6.000%, Due 10/31/2027A		GBP	600,000	700,493

Leisure Time - 0.17%
Pinnacle Bidco PLC, 10.000%, Due 10/11/2028B		GBP	230,000	302,634

Retail - 0.21%
Punch Finance PLC,
6.125%, Due 6/30/2026B		GBP	200,000	244,428
6.125%, Due 6/30/2026A		GBP	100,000	122,214

				366,642

Total Consumer, Cyclical				3,855,840

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 48.60% (continued)
Consumer, Non-Cyclical - 1.62%
Commercial Services - 0.96%
AA Bond Co. Ltd., 6.500%, Due 1/31/2026A		GBP	470,000	$587,243
House of HR Group BV, 9.000%, Due 11/3/2029B		EUR	300,000	340,242
La Financiere Atalian SASU,
4.000%, Due 5/15/2024B		EUR	100,000	87,598
5.125%, Due 5/15/2025B		EUR	100,000	83,004
RAC Bond Co. PLC, 5.250%, Due 11/4/2046A		GBP	500,000	590,455

				1,688,542

Food - 0.38%
Bellis Acquisition Co. PLC, 4.500%, Due 2/16/2026A		GBP	200,000	242,964
Bimbo Bakeries USA, Inc., 6.050%, Due 1/15/2029A	$		400,000	413,965

				656,929

Pharmaceuticals - 0.18%
Cheplapharm Arzneimittel GmbH, 5.500%, Due 1/15/2028A			325,000	311,353

Private Placement - 0.10%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV (SPAC), 8.500%, Due 1/15/2031A		GBP	130,000	176,796

Total Consumer, Non-Cyclical				2,833,620

Energy - 0.23%
Oil & Gas - 0.23%
Guara Norte SARL, 5.198%, Due 6/15/2034A			342,716	312,728
Petroleos Mexicanos, 6.625%, Due 6/15/2035			122,000	92,529

				405,257

Total Energy				405,257

Financial - 39.78%
Banks - 24.18%
Abanca Corp. Bancaria SA, 6.000%, Due 1/20/2026, (5 yr. EUR Swap + 6.570%)B C D		EUR	1,000,000	1,037,044
AIB Group PLC, 6.250%, Due 6/23/2025, (5 yr. EUR Swap + 6.629%)B C D		EUR	1,000,000	1,072,107
Banco Bilbao Vizcaya Argentaria SA, 8.250%, Due 11/30/2033, (5 yr. U.K. Government Bond + 3.600%)B D		GBP	1,000,000	1,356,500
Banco de Sabadell SA, 5.750%, Due 3/15/2026, (5 yr. EUR Swap + 6.198%)B C D		EUR	1,800,000	1,874,195
Banco Mercantil del Norte SA,
6.750%, Due 9/27/2024, (5 yr. CMT + 4.967%)B C D			200,000	198,574
8.375%, Due 10/14/2030, (10 yr. CMT + 7.760%)B C D			300,000	306,871
Banco Santander SA,
4.375%, Due 1/14/2026, (5 yr. EUR Swap + 4.534%)B C D		EUR	1,000,000	1,009,834
4.750%, Due 11/12/2026, (5 yr. CMT + 3.753%)C D			800,000	696,206
4.125%, Due 11/12/2027, (5 yr. EUR Swap + 4.311%)C D		EUR	400,000	380,834
Bank of Ireland Group PLC, 6.750%, Due 3/1/2033, (5 yr. EUR Swap + 4.150%)B D		EUR	240,000	276,606
Barclays PLC,
6.375%, Due 12/15/2025, (5 yr. U.K. Government Bond + 6.016%)B C D		GBP	1,240,000	1,506,376
4.375%, Due 3/15/2028, (5 yr. CMT + 3.410%)C D			1,530,000	1,253,789
9.250%, Due 9/15/2028, (5 yr. GBP Swap + 5.639%)C D		GBP	500,000	650,588
BAWAG Group AG,
5.000%, Due 5/14/2025, (5 yr. EUR Swap + 4.415%)B C D		EUR	400,000	409,100
5.125%, Due 10/1/2025, (5 yr. EUR Swap + 5.546%)B C D		EUR	1,000,000	1,030,032
BBVA Bancomer SA
5.125%, Due 1/18/2033, (5 yr. CMT + 2.650%)B D			200,000	185,893
5.875%, Due 9/13/2034, (5 yr. CMT + 4.308%)B D			400,000	378,548
Belfius Bank SA, 3.625%, Due 4/16/2025, (5 yr. EUR Swap + 2.938%)B C D		EUR	200,000	200,378

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 48.60% (continued)
Financial - 39.78% (continued)
Banks - 24.18% (continued)
BNP Paribas SA,
7.750%, Due 8/16/2029, (5 yr. CMT + 4.899%)B C D	$		1,000,000	$1,023,965
6.875%, Due 12/6/2029, (5 yr. EUR Swap + 4.645%)B C D		EUR	800,000	900,624
2.588%, Due 8/12/2035, (5 yr. CMT + 2.050%)B D			800,000	656,130
CaixaBank SA,
5.875%, Due 10/9/2027, (5 yr. EUR Swap + 6.346%)B C D		EUR	600,000	635,982
3.625%, Due 9/14/2028, (5 yr. EUR Swap + 3.857%)B C D		EUR	1,000,000	883,308
6.250%, Due 2/23/2033, (5 yr. EUR Swap + 3.550%)B D		EUR	300,000	342,493
Commerzbank AG, 6.500%, Due 12/6/2032, (5 yr. EURIBOR ICE Swap + 4.300%)B D		EUR	500,000	567,997
Cooperatieve Rabobank UA, 4.875%, Due 6/29/2029, (5 yr. EUR Swap + 3.717%)B C D		EUR	1,200,000	1,218,561
Credit Agricole SA,
7.500%, Due 6/23/2026, (5 yr. GBP SONIA Linked ICE Swap + 4.812%)A C D		GBP	800,000	1,004,671
1.874%, Due 12/9/2031, ( 5 yr. U.K. Government Bond + 1.500%)B D		GBP	300,000	341,386
Danske Bank AS, 4.375%, Due 5/18/2026, (5 yr. CMT + 3.387%)B C D			1,350,000	1,253,866
Deutsche Pfandbriefbank AG,
4.600%, Due 2/22/2027B		EUR	200,000	116,516
8.474%, Due 4/28/2028, Series 3529, (5 yr. EURIBOR ICE Swap + 5.383%)B C D		EUR	400,000	177,044
Erste Group Bank AG, 4.250%, Due 10/15/2027, (5 yr. EUR Swap + 4.646%)B C D		EUR	600,000	582,579
HSBC Holdings PLC,
5.875%, Due 9/28/2026, (5 yr. GBP Swap + 4.276%)C D		GBP	1,319,000	1,596,923
6.364%, Due 11/16/2032, (5 yr. EUR Swap + 3.300%)B D		EUR	500,000	575,722
ING Groep NV, 3.875%, Due 5/16/2027, (5 yr. CMT + 2.862%)C D			1,300,000	1,086,562
Intesa Sanpaolo SpA,
5.875%, Due 9/1/2031, (5 yr. EUR Swap + 6.086%)B C D		EUR	1,100,000	1,117,418
8.505%, Due 9/20/2032B		GBP	591,000	830,285
Investec PLC, 9.125%, Due 3/6/2033, (5 yr. U.K. Government Bond + 5.905%)B D		GBP	500,000	670,839
Jyske Bank AS, 5.125%, Due 5/1/2035, (5 yr. EURIBOR ICE Swap + 2.500%)B D		EUR	800,000	884,079
Lloyds Banking Group PLC,
7.875%, Due 6/27/2029, (5 yr. GBP SONIA Linked ICE Swap + 5.107%)B C D		GBP	1,000,000	1,251,106
2.707%, Due 12/3/2035, (5 yr. U.K. Government Bond + 2.400%)B D		GBP	800,000	820,016
NatWest Group PLC, 4.500%, Due 3/31/2028, (5 yr. U.K. Government Bond + 3.992%)C D		GBP	1,900,000	2,055,158
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5 yr. U.K. Government Bond + 3.956%)B D		GBP	500,000	581,748
Shawbrook Group PLC, 12.250%, Due 1/4/2034, (5 yr. U.K. Government Bond + 7.948%)B D		GBP	600,000	775,086
Societe Generale SA,
9.375%, Due 11/22/2027, (5 yr. CMT + 5.385%)B C D			600,000	621,402
5.375%, Due 11/18/2030, (5 yr. CMT + 4.514%)A C D			1,330,000	1,120,095
6.691%, Due 1/10/2034, (1 yr. CMT + 2.950%)B D			400,000	419,210
Standard Chartered PLC, 7.750%, Due 8/15/2027, (5 yr. CMT + 4.976%)B C D			800,000	810,138
Svenska Handelsbanken AB, 4.625%, Due 8/23/2032, (5 yr. U.K. Government Bond + 2.800%)B D		GBP	600,000	729,982
Unicaja Banco SA, 3.125%, Due 7/19/2032, (5 yr. EUR Swap + 3.050%)B D		EUR	700,000	705,414
UniCredit SpA, 3.875%, Due 6/3/2027, (5 yr. EURIBOR ICE Swap + 4.081%)B C D		EUR	1,600,000	1,536,351
Virgin Money U.K. PLC, 8.250%, Due 6/17/2027, (5 yr. U.K. Government Bond + 6.357%)B C D		GBP	502,000	636,039

				42,352,170

Diversified Financial Services - 2.24%
Bracken MidCo1 PLC, 6.750%, Due 11/1/2027, Cash (6.750%) or PIK (in-kind rate 7.500%)A		GBP	500,000	593,210
Garfunkelux Holdco 3 SA, 6.750%, Due 11/1/2025B		EUR	160,000	121,404
Jerrold Finco PLC,
4.875%, Due 1/15/2026B		GBP	120,000	150,701
4.875%, Due 1/15/2026A		GBP	250,000	313,960
5.250%, Due 1/15/2027B		GBP	130,000	156,319
Julius Baer Group Ltd., 3.625%, Due 3/23/2028, (5 yr. CMT + 2.539%)B C D			1,140,000	895,465
OSB Group PLC, 6.000%, Due 10/7/2026, (5 yr. U.K. Government Bond + 5.393%)B C D		GBP	1,049,000	1,070,450
Sherwood Financing PLC, 6.000%, Due 11/15/2026A		GBP	500,000	560,155

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 48.60% (continued)
Financial - 39.78% (continued)
Diversified Financial Services - 2.24% (continued)
Unifin Financiera SAB de CV,
8.375%, Due 1/27/2028A E	$		200,000	$13,000
9.875%, Due 1/28/2029A E			700,000	46,375

				3,921,039

Insurance - 9.73%
Aegon Ltd., 5.625%, Due 4/15/2029, (5 yr. EUR Swap + 5.207%)B C D		EUR	900,000	941,836
ASR Nederland NV, 4.625%, Due 10/19/2027, (5 yr. EUR Swap + 3.789%)B C D		EUR	750,000	756,304
Athora Netherlands NV, 7.000%, Due 6/19/2025, (5 yr. EUR Swap + 6.463%)B C D		EUR	900,000	970,965
Aviva PLC, 6.875%, Due 12/15/2031, (5 yr. U.K. Government Bond + 4.649%)B C D		GBP	700,000	840,690
BUPA Finance PLC,
5.000%, Due 12/8/2026B		GBP	350,000	436,241
4.000%, Due 9/24/2031, (5 yr. U.K. Government Bond + 3.170%)B C D		GBP	456,000	420,144
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5 yr. GBP SONIA Linked ICE Swap + 3.394%)B C D		GBP	1,160,000	1,199,151
Galaxy Bidco Ltd., 6.500%, Due 7/31/2026B		GBP	240,000	298,257
La Mondiale SAM,
4.375%, Due 4/24/2029, (5 yr. EUR Swap + 4.411%)B C D		EUR	700,000	707,032
4.800%, Due 1/18/2048, (5 yr. CMT + 3.235%)B D			800,000	747,000
Legal & General Group PLC, 5.625%, Due 3/24/2031, (5 yr. U.K. Government Bond + 5.378%)B C D		GBP	1,000,000	1,136,919
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 3.500%, Due 12/21/2028, (5 yr. EUR Swap + 3.592%)B C D		EUR	600,000	543,733
Pension Insurance Corp. PLC,
7.375%, Due 7/25/2029, (5 yr. U.K. Government Bond + 6.658%)C D		GBP	664,000	821,910
4.625%, Due 5/7/2031B		GBP	750,000	851,432
Phoenix Group Holdings PLC, 5.750%, Due 12/31/2049, (5 yr. U.K. Government Bond + 4.170%)B C D		GBP	1,700,000	1,922,571
QBE Insurance Group Ltd., 5.250%, Due 5/16/2025, (5 yr. CMT + 3.047%)B C D			1,000,000	971,973
Real Finance Bonds No. 6 PLC, 10.125%, Due 5/25/2033, (5 yr. U.K. Government Bond + 6.344%)B C D		GBP	700,000	969,823
Rothesay Life PLC,
6.875%, Due 9/12/2028, (5 yr. U.K. Government Bond + 5.419%)B C D		GBP	300,000	356,419
5.500%, Due 9/17/2029, (5 yr. U.K. Government Bond + 5.150%)B D		GBP	1,000,000	1,255,960
UnipolSai Assicurazioni SpA, 6.375%, Due 4/27/2030, (5 yr. EUR Swap + 6.744%)B C D		EUR	840,000	903,606

				17,051,966

Savings & Loans - 3.63%
Coventry Building Society, 6.875%, Due 9/18/2024, (5 yr. U.K. Government Bond + 6.111%)B C D		GBP	1,600,000	2,009,342
Nationwide Building Society,
5.750%, Due 6/20/2027, (5 yr. U.K. Government Bond + 5.625%)B C D		GBP	1,300,000	1,552,602
10.250%, Due 12/31/2049, Series CCDSB C F		GBP	1,636,700	2,788,777

				6,350,721

Total Financial				69,675,896

Industrial - 0.75%
Machinery - Construction & Mining - 0.18%
Siemens Energy Finance BV, 4.000%, Due 4/5/2026B		EUR	300,000	321,940

Transportation - 0.57%
Mobico Group PLC, 4.250%, Due 11/26/2025, (5 yr. U.K. Government Bond + 4.135%)B C D		GBP	455,000	525,016

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 48.60% (continued)
Industrial - 0.75% (continued)
Transportation - 0.57% (continued)
Zenith Finco PLC, 6.500%, Due 6/30/2027A	GBP	500,000	$467,816

			992,832

Total Industrial			1,314,772

Utilities - 1.36%
Electric - 1.21%
ContourGlobal Power Holdings SA, 3.125%, Due 1/1/2028A	EUR	200,000	200,181
ESB Finance DAC, 2.125%, Due 11/5/2033B	EUR	500,000	477,409
National Grid Electricity Distribution West Midlands PLC, 3.875%, Due 10/17/2024B	GBP	700,000	875,278
NGG Finance PLC, 5.625%, Due 6/18/2073, (12 yr. GBP Swap + 3.480%)B D	GBP	100,000	124,931
SSE PLC, 8.375%, Due 11/20/2028, Series 3B	GBP	300,000	435,070

			2,112,869

Water - 0.15%
Severn Trent Utilities Finance PLC, 6.250%, Due 6/7/2029B	GBP	200,000	265,625

Total Utilities			2,378,494

Total Foreign Corporate Obligations (Cost $90,300,755)			85,124,504

FOREIGN SOVEREIGN OBLIGATIONS - 9.09%
BBVA Bancomer SA, 8.125%, Due 1/8/2039, (5 yr. CMT + 4.214%)A D	$	200,000	207,277
Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034, Series 10YB	EUR	14,690,000	15,717,874

Total Foreign Sovereign Obligations (Cost $15,800,135)			15,925,151

ASSET-BACKED OBLIGATIONS - 13.29%
Armada Euro CLO IV DAC, 13.042%, Due 7/15/2033, 4X F, (3 mo. EUR EURIBOR + 9.100%)B D	EUR	700,000	745,215
Carlyle Euro CLO DAC, 9.182%, Due 8/28/2031, 2018 2A D, (3 mo. EUR EURIBOR + 5.230%)A D	EUR	500,000	501,950
Carlyle Global Market Strategies Euro CLO DAC, 8.685%, Due 5/17/2031, 2016 1A DR, (3 mo. EUR EURIBOR + 4.770%)A D	EUR	500,000	519,621
CVC Cordatus Loan Fund X DAC, 9.979%, Due 1/27/2031, 10A F, (3 mo. EUR EURIBOR + 6.050%)A D	EUR	1,000,000	981,464
CVC Cordatus Loan Fund XVII DAC, 10.035%, Due 11/18/2033, 17A ER, (3 mo. EUR EURIBOR + 6.120%)A D	EUR	1,250,000	1,311,357
Dryden 56 Euro CLO DAC, 10.392%, Due 1/15/2032, 2017 56A F, (3 mo. EUR EURIBOR + 6.450%)A D	EUR	1,100,000	1,099,191
Dryden 62 Euro CLO DAC, 8.792%, Due 7/15/2031, 2017 62X E, (3 mo. EUR EURIBOR + 4.850%)B D	EUR	1,000,000	1,011,231
Harvest CLO XVI DAC, 9.512%, Due 10/15/2031, 16A ER, (3 mo. EUR EURIBOR + 5.570%)A D	EUR	1,550,000	1,605,825
Penta CLO 16 DAC, 10.676%, Due 10/18/2036, Series 2024-16A, Class E, (3 mo. EUR EURIBOR + 6.790%)A D	EUR	1,500,000	1,602,092
Penta CLO 9 DAC,
9.988%, Due 7/25/2036, 2021 9A E, (3 mo. EUR EURIBOR + 6.040%)A D	EUR	1,000,000	1,049,986
12.688%, Due 7/25/2036, 2021 9A F, (3 mo. EUR EURIBOR + 8.740%)A D	EUR	1,000,000	1,033,459
Providus CLO II DAC, 9.192%, Due 7/15/2031, 2X E, (3 mo. EUR EURIBOR + 5.250%)B D	EUR	545,000	573,950
Providus CLO VI DAC, 10.025%, Due 5/20/2034, 6A E, (3 mo. EUR EURIBOR + 6.110%)A D	EUR	1,250,000	1,308,474
Rockfield Park CLO DAC, 9.892%, Due 7/16/2034, 1A D, (3 mo. EUR EURIBOR + 5.950%)A D	EUR	1,500,000	1,573,594
RRE 5 Loan Management DAC, 10.292%, Due 1/15/2037, 5A DR, (3 mo. EUR EURIBOR + 6.350%)A D	EUR	1,000,000	1,059,217
Segovia European CLO DAC, 9.024%, Due 10/18/2031, 2018 5A E, (3 mo. EUR EURIBOR + 5.130%)A D	EUR	1,190,000	1,228,715
Voya Euro CLO I DAC, 10.352%, Due 10/15/2030, 1X F, (3 mo. EUR EURIBOR + 6.410%)B D	EUR	1,100,000	1,106,553
Voya Euro CLO II DAC, 9.962%, Due 7/15/2035, 2A ER, (3 mo. EUR EURIBOR + 6.020%)A D	EUR	1,700,000	1,788,762

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Principal Amount*			Fair Value
ASSET-BACKED OBLIGATIONS - 13.29% (continued)
Voya Euro CLO III DAC, 11.842%, Due 4/15/2033, 3X F, (3 mo. EUR EURIBOR + 7.900%)B D		EUR	1,300,000	$1,324,342
Voya Euro CLO IV DAC, 10.102%, Due 10/15/2034, 4A ER, (3 mo. EUR EURIBOR + 6.160%)A D		EUR	1,750,000	1,844,450

Total Asset-Backed Obligations (Cost $25,277,211)				23,269,448

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.15% (Cost $1,953,498)
Towd Point Mortgage Funding PLC, 6.622%, Due 10/20/2051, 2019 GR4A ER, (Sterling Overnight Index Average + 1.400%)A D		GBP	1,600,000	2,017,055

U.S. TREASURY OBLIGATIONS - 13.80%
U.S. Treasury Notes,
4.500%, Due 11/15/2033	$		19,300,000	19,746,312
4.000%, Due 2/15/2034			4,490,000	4,419,844

Total U.S. Treasury Obligations (Cost $24,342,412)				24,166,156

	Shares
SHORT-TERM INVESTMENTS - 5.26%
Investment Companies - 3.51%
American Beacon U.S. Government Money Market Select Fund, 5.22%G H			6,137,492	6,137,492

	Principal Amount*
U.S. Treasury Obligations - 1.75%
U.S. Treasury Bills, 5.385%, Due 6/6/2024	$		3,100,000	3,070,347

Total Short-Term Investments (Cost $9,208,712)				9,207,839

TOTAL INVESTMENTS - 98.43% (Cost $179,508,668)				172,386,117
OTHER ASSETS, NET OF LIABILITIES - 1.57%				2,756,681

TOTAL NET ASSETS - 100.00%				$175,142,798

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $36,887,865 or 21.06% of net assets. The Fund has no right to demand registration of these securities.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C	Perpetual maturity. The date shown, if any, is the next call date.
D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2024.

E	Default Security. At period end, the amount of securities in default was $59,375 or 0.03% of net assets.
F	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
G	7-day yield.
H	The Fund is affiliated by having the same investment advisor.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

ICE – Intercontinental Exchange.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

IP - Intellectual Property.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

SPAC - Special Purpose Acquisition Company.

Forward Foreign Currency Contracts Open on March 31, 2024:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	63,771,864	EUR	62,872,628	4/18/2024	SSB	$899,236	$—	$899,236
USD	46,037,271	GBP	45,424,064	4/18/2024	SSB	613,207	—	613,207
USD	1,994,988	EUR	1,970,227	4/18/2024	SSB	24,761	—	24,761
USD	1,466,243	EUR	1,446,057	4/18/2024	SSB	20,186	—	20,186
USD	550,516	EUR	550,277	4/18/2024	SSB	239	—	239
USD	501,036	GBP	494,308	4/18/2024	SSB	6,728	—	6,728
USD	471,180	GBP	470,437	4/18/2024	SSB	743	—	743

						$1,565,100	$—	$1,565,100

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	British Pound
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2024, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$12,675,964	$—	$12,675,964
Foreign Corporate Obligations	—	85,124,504	—	85,124,504
Foreign Sovereign Obligations	—	15,925,151	—	15,925,151
Asset-Backed Obligations	—	23,269,448	—	23,269,448
Collateralized Mortgage Obligations	—	2,017,055	—	2,017,055
U.S. Treasury Obligations	—	24,166,156	—	24,166,156
Short-Term Investments	6,137,492	3,070,347	—	9,207,839

Total Investments in Securities - Assets	$6,137,492	$166,248,625	$—	$172,386,117

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$1,565,100	$—	$1,565,100

Total Financial Derivative Instruments - Assets	$—	$1,565,100	$—	$1,565,100

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Principal Amount*			Fair Value
CORPORATE OBLIGATIONS - 10.77%
Communications - 2.82%
Media - 1.30%
Discovery Communications LLC, 2.500%, Due 9/20/2024		GBP	100,000	$124,291

Telecommunications - 1.52%
T-Mobile USA, Inc., 3.500%, Due 4/15/2025	$		148,000	145,129

Total Communications				269,420

Consumer, Non-Cyclical - 3.70%
Commercial Services - 1.63%
Experian Finance PLC, 2.125%, Due 9/27/2024A		GBP	125,000	155,330

Health Care - Services - 1.44%
HCA, Inc., 5.250%, Due 6/15/2026			138,000	137,685

Pharmaceuticals - 0.63%
Becton Dickinson & Co., 3.363%, Due 6/6/2024			60,000	59,736

Total Consumer, Non-Cyclical				352,751

Financial - 2.59%
Banks - 1.28%
Bank of America Corp., 2.300%, Due 7/25/2025A		GBP	100,000	121,767

REITS - 1.31%
Digital Stout Holding LLC, 4.250%, Due 1/17/2025A		GBP	100,000	124,924

Total Financial				246,691

Technology - 1.66%
Software - 1.66%
Fiserv, Inc., 2.250%, Due 7/1/2025		GBP	130,000	158,043

Total Corporate Obligations (Cost $1,055,652)				1,026,905

FOREIGN CORPORATE OBLIGATIONS - 61.71%
Communications - 4.77%
Media - 1.43%
Arqiva Financing PLC, 7.210%, Due 6/30/2045A		GBP	100,000	135,988

Telecommunications - 3.34%
Orange SA, 5.000%, Due 10/1/2026, (5 yr. EUR Swap + 3.990%)A B C		EUR	100,000	109,886
Telefonica Europe BV, 3.875%, Due 6/22/2026, (8 yr. EUR Swap + 2.967%)A B C		EUR	100,000	105,669
Vodafone Group PLC, 2.625%, Due 8/27/2080, (5 yr. EUR Swap + 3.002%)A B		EUR	100,000	103,435

				318,990

Total Communications				454,978

Consumer, Cyclical - 1.79%
Distribution/Wholesale - 1.79%
Bunzl Finance PLC, 2.250%, Due 6/11/2025A		GBP	140,000	170,665

Consumer, Non-Cyclical - 1.93%
Food - 1.93%
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025A		GBP	150,000	183,782

Financial - 35.67%
Banks - 16.36%
ABN AMRO Bank NV, 5.250%, Due 5/26/2026A		GBP	100,000	126,728

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 61.71% (continued)
Financial - 35.67% (continued)
Banks - 16.36% (continued)
Argenta Spaarbank NV, 1.000%, Due 10/13/2026, (1yr. EUR Swap + 1.550%)A B	EUR	100,000	$103,234
Banco Santander SA, 1.375%, Due 7/31/2024A	GBP	100,000	124,546
Barclays PLC, 3.750%, Due 11/22/2030, (5 yr. U.K. Government Bond + 3.750%)A B	GBP	100,000	121,053
BNP Paribas SA, 2.000%, Due 5/24/2031, (5 yr. U.K. Government Bond + 1.650%)A B	GBP	100,000	115,997
BPCE SA, 1.375%, Due 12/23/2026A	GBP	100,000	114,928
HSBC Holdings PLC, 1.750%, Due 7/24/2027, (Sterling Overnight Index Average + 1.307%)B	GBP	100,000	116,458
ING Groep NV, 5.000%, Due 8/30/2026, (Sterling Overnight Index Average + 1.510%)A B	GBP	100,000	125,574
Lloyds Banking Group PLC, 1.985%, Due 12/15/2031, (5 yr. U.K. Government Bond + 1.600%)B	GBP	120,000	137,289
NatWest Group PLC, 3.622%, Due 8/14/2030, (5 yr. U.K. Government Bond + 3.550%)A B	GBP	100,000	122,466
Santander U.K. Group Holdings PLC, 3.625%, Due 1/14/2026A	GBP	100,000	122,570
Standard Chartered PLC, 2.500%, Due 9/9/2030, (5 yr. EUR Swap + 2.800%)A B	EUR	100,000	105,034
Virgin Money U.K. PLC, 5.125%, Due 12/11/2030, (5 yr. U.K. Government Bond + 5.250%)A B	GBP	100,000	124,089

			1,559,966

Insurance - 13.01%
Aviva PLC, 6.125%, Due 11/14/2036, (5 yr. U.K. Government Bond + 2.850%)A B	GBP	100,000	128,236
AXA SA, 3.250%, Due 5/28/2049, (3 mo. EUR EURIBOR + 3.200%)A B	EUR	100,000	103,264
BUPA Finance PLC, 5.000%, Due 12/8/2026A	GBP	100,000	124,640
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.375%, Due 5/28/2024, (3 mo. EUR EURIBOR + 5.770%)A B C	EUR	100,000	107,991
CNP Assurances SACA, 4.250%, Due 6/5/2045, (5 yr. EUR Swap + 3.600%)A B	EUR	100,000	107,609
Legal & General Group PLC, 5.375%, Due 10/27/2045, (5 yr. U.K. Government Bond + 4.580%)A B	GBP	100,000	125,426
M&G PLC, 3.875%, Due 7/20/2049, (5 yr. U.K. Government Bond + 3.500%)A B	GBP	135,000	169,228
Phoenix Group Holdings PLC, 6.625%, Due 12/18/2025A	GBP	100,000	127,843
Rothesay Life PLC, 8.000%, Due 10/30/2025A	GBP	190,000	246,604

			1,240,841

Real Estate - 2.32%
Heimstaden Bostad Treasury BV, 0.250%, Due 10/13/2024A	EUR	100,000	103,731
Telereal Securitisation PLC, 1.963%, Due 12/10/2033, Series B2, (Sterling Overnight Index Average + 4.440%)A B	GBP	100,000	117,493

			221,224

Savings & Loans - 3.98%
Nationwide Building Society, 5.875%, Due 12/20/2024, (5 yr. U.K. Government Bond + 5.390%)A B C	GBP	200,000	249,865
Yorkshire Building Society, 6.375%, Due 11/15/2028, (1 yr. U.K. Government Bond + 2.650%)A B	GBP	100,000	130,014

			379,879

Total Financial			3,401,910

Industrial - 3.83%
Miscellaneous Manufacturing - 1.28%
Siemens Financieringsmaatschappij NV, 1.000%, Due 2/20/2025A	GBP	100,000	121,725

Transportation - 2.55%
Eversholt Funding PLC, 6.359%, Due 12/2/2025A	GBP	100,000	128,343

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 61.71% (continued)
Industrial - 3.83% (continued)
Transportation - 2.55% (continued)
Mobico Group PLC, 4.250%, Due 11/26/2025, (5 yr. U.K. Government Bond + 4.135%)A B C		GBP	100,000	$115,388

				243,731

Total Industrial				365,456

Technology - 1.15%
Software - 1.15%
Sage Group PLC, 3.820%, Due 2/15/2028A		EUR	100,000	109,436

Utilities - 12.57%
Electric - 9.97%
E.ON International Finance BV, 1.000%, Due 4/13/2025A		EUR	100,000	104,961
Engie SA, 3.875%, Due 6/2/2024, Series NC10, (10 yr. EUR Swap + 2.650%)A B C		EUR	100,000	107,479
Iberdrola International BV, 3.250%, Due 11/12/2024, (5 yr. EUR Swap + 2.973%)A B C		EUR	100,000	106,592
National Grid Electricity Distribution West Midlands PLC, 6.000%, Due 5/9/2025A		GBP	100,000	126,704
NGG Finance PLC, 5.625%, Due 6/18/2073, (12 yr. GBP Swap + 3.480%)A B		GBP	100,000	124,931
NIE Finance PLC, 6.375%, Due 6/2/2026A		GBP	100,000	129,210
Orsted AS, 2.250%, Due 11/24/3017, (5 yr. EUR Swap + 1.899%)A B		EUR	100,000	106,116
SSE PLC, 3.740%, Due 12/31/2099, (5 yr. U.K. Government Bond + 3.756%)A B C		GBP	120,000	144,075

				950,068

Gas - 1.31%
APA Infrastructure Ltd., 4.250%, Due 11/26/2024A		GBP	100,000	125,096

Water - 1.29%
Severn Trent Utilities Finance PLC, 3.625%, Due 1/16/2026A		GBP	100,000	123,170

Total Utilities				1,198,334

Total Foreign Corporate Obligations (Cost $6,025,730)				5,884,561

FOREIGN SOVEREIGN OBLIGATIONS - 8.58%
Bundesrepublik Deutschland Bundesanleihe, 0.250%, Due 2/15/2029A		EUR	455,000	445,424
U.K. Gilts, 3.500%, Due 10/22/2025A		GBP	300,000	372,927

Total Foreign Sovereign Obligations (Cost $803,145)				818,351

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.30%
Castell PLC, 6.050%, Due 11/25/2053, 2021 1 A, (Sterling Overnight Index Average + 0.850%)A B		GBP	36,839	46,572
Together Asset-Backed Securitisation PLC, 5.921%, Due 7/12/2063, 2021 1ST1 A, (Sterling Overnight Index Average + 0.700%)A B		GBP	67,767	85,521
Tower Bridge Funding PLC, 7.022%, Due 11/20/2063, 2021 2 D, (Sterling Overnight Index Average + 1.800%)A B		GBP	169,000	210,662
Twin Bridges PLC, 7.323%, Due 3/12/2055, 2021 1 D, (Sterling Overnight Index Average + 2.100%)A B		GBP	130,000	162,169

Total Collateralized Mortgage Obligations (Cost $548,031)				504,924

U.S. TREASURY OBLIGATIONS - 3.25% (Cost $310,636)
U.S. Treasury Notes, 4.625%, Due 3/15/2026	$		310,000	309,806

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 89.61% (Cost $8,743,194)	$8,544,547
OTHER ASSETS, NET OF LIABILITIES - 10.39%	990,962

TOTAL NET ASSETS - 100.00%	$9,535,509

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2024.

C	Perpetual maturity. The date shown, if any, is the next call date.

EURIBOR - Euro Interbank Offered Rate.

GILT - Bank of England Bonds.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

Forward Foreign Currency Contracts Open on March 31, 2024:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	5,398	USD	5,466	4/18/2024	SSB	$—	$(68)	$(68)
USD	6,150,546	GBP	6,045,163	4/18/2024	SSB	105,383	—	105,383
USD	1,893,761	EUR	1,867,509	4/18/2024	SSB	26,252	—	26,252
USD	133,601	GBP	133,610	4/18/2024	SSB	—	(9)	(9)
USD	105,162	EUR	103,756	4/18/2024	SSB	1,406	—	1,406
USD	37,249	GBP	37,204	4/18/2024	SSB	45	—	45

						$133,086	$(77)	$133,009

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	British Pound
USD	United States Dollar

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2024, the investments were classified as described below:

TwentyFour Sustainable Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$1,026,905	$—	$1,026,905
Foreign Corporate Obligations	—	5,884,561	—	5,884,561
Foreign Sovereign Obligations	—	818,351	—	818,351
Collateralized Mortgage Obligations	—	504,924	—	504,924
U.S. Treasury Obligations	—	309,806	—	309,806

Total Investments in Securities - Assets	$—	$8,544,547	$—	$8,544,547

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$133,086	$—	$133,086

Total Financial Derivative Instruments - Assets	$—	$133,086	$—	$133,086

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(77)	$—	$(77)

Total Financial Derivative Instruments - Liabilities	$—	$(77)	$—	$(77)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2024 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2024 (Unaudited)

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2024 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2024 (Unaudited)

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.